SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of the restricted share activity
A summary of the restricted share activity for the year ended June 30, 2020 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2019	18,125	20.09
Granted	67,500	16.06
Vested	22,500	19.31

Un-vested at June 30, 2020	63,125	16.06

Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Vesting
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	—	—	290,000
CAGR equals 25% or above	Additional 290,000	—	—	290,000

	Total	348,000	348,000	1,044,000

Schedule of performance option activity
A summary of the 2015 performance option activity for the year ended June 30, 2020 is as shown below:

2015 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2019	306,000	21.75	0.87	—

Expired	306,000

Outstanding, vested and exercisable at June 30, 2020	—	—	—	—